NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS - Schedule of Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	147,548	159,166	92,694
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	22,575	23,915	6,716
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	14,892	18,311	0
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	38,358	45,217	84,035
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	69,998	69,998	0
Share settled liability
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	0	0	1,943
SPAC vesting shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	1,725	1,725	0